Restucture and Asset Impairments Restructuring and Asset Impairments (Tables)	12 Months Ended
Aug. 29, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Restructuring and Related Costs [Table Text Block]

For the year ended	2013	2012	2011
Loss on impairment of MIT assets	$62	$—	$—
Loss on impairment of LED assets	33	—	—
Loss on restructure of ST consortium agreement	26	—	—
Gain on termination of lease to Transform	(25)	—	—
Gain from disposition of Japan Fabrication Facility	—	—	(54)
Other	30	10	(21)
	$126	$10	$(75)

Micron Technology Italia, Srl. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Micron Technology Italia, Srl. net assets sold [Table Text Block]
The carrying values of the MIT assets and liabilities sold, after the effects of the write down, were as follows:

Other current assets	$75
Other noncurrent assets	37
Accounts payable and accrued expenses	(43)
Other noncurrent liabilities	(34)
$35